Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accumulated deficit	$ (395,968)		$ (395,968)		$ (396,000)	$ (374,159)		$ (319,705)
Net cash provided by (used in) operating activities			(41,182)	$ (33,242)		$ (48,746)		$ (31,964)	$ 34,258
Infinity Pharmaceuticals Inc [Member]
Cash, cash equivalents, and available-for-sale securities	25,700		25,700		38,300
Accumulated deficit	(866,997)		$ (866,997)		(855,952)		$ (811,583)
Net cash provided by (used in) operating activities	$ (12,576)	$ (13,535)			$ (42,431)		$ (40,618)